Stockholders' Equity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Debt amount converted	$ 31,436	$ 120,000	$ 126,849	$ 315,835
Number of Shares Issued			148,669,051
Convertible Notes Payable [Member]
Debt amount converted	$ 37,047
Number of Shares Issued	1,758,329
Convertible Notes Payable [Member] | August 14, 2015 [Member]
Debt amount converted	$ 840
Number of Shares Issued	42,000
Convertible Notes Payable [Member] | August 24, 2015 [Member]
Debt amount converted	$ 1,770
Number of Shares Issued	88,500
Convertible Notes Payable [Member] | September 1, 2015 [Member]
Debt amount converted	$ 5,611
Number of Shares Issued	14,029
Convertible Notes Payable [Member] | September 2, 2015 [Member]
Debt amount converted	$ 420
Number of Shares Issued	21,000
Convertible Notes Payable [Member] | September 11, 2015 [Member]
Debt amount converted	$ 1,780
Number of Shares Issued	89,000
Convertible Notes Payable [Member] | September 24, 2015 [Member]
Debt amount converted	$ 2,700
Number of Shares Issued	135,000
Convertible Notes Payable [Member] | October 8, 2015 [Member]
Debt amount converted	$ 690
Number of Shares Issued	34,500
Convertible Notes Payable [Member] | October 16, 2015 [Member]
Debt amount converted	$ 4,418
Number of Shares Issued	220,900
Convertible Notes Payable [Member] | November 16, 2015 [Member]
Debt amount converted	$ 3,560
Number of Shares Issued	178,000
Convertible Notes Payable [Member] | December 22, 2015 [Member]
Debt amount converted	$ 4,140
Number of Shares Issued	207,000
Convertible Notes Payable [Member] | January 7, 2016 [Member]
Debt amount converted	$ 1,310
Number of Shares Issued	65,500
Convertible Notes Payable [Member] | January 18, 2016 [Member]
Debt amount converted	$ 3,098
Number of Shares Issued	154,900
Convertible Notes Payable [Member] | February 1, 2016 [Member]
Debt amount converted	$ 3,260
Number of Shares Issued	163,000
Convertible Notes Payable [Member] | February 16, 2016 [Member]
Debt amount converted	$ 1,700
Number of Shares Issued	170,000
Convertible Notes Payable [Member] | February 22, 2016 [Member]
Debt amount converted	$ 1,750
Number of Shares Issued	175,000